BUSINESS COMBINATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended		12 Months Ended
	Sep. 29, 2017	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Write-off due to deferred revenue		$ 1,800	$ 2,800
Angie's List
Business Acquisition [Line Items]
Proportion of voting interests acquired (as a percent)	100.00%
Total purchase price	$ 781,384
Basis of purchase price (shares)	61.3
Share price (USD per share)	$ 12.46
Cash acquisition price	$ 1,900
Cash per share paid to acquiree shareholders' who elected payout (USD per share)	$ 8.50
Revenue				$ 58,900
Net earnings (loss)				(21,800)
One-Time Acquisition-related Costs
Business Acquisition [Line Items]
Severance costs				28,700
Severance and retention costs				19,800
Write-off due to deferred revenue				7,800
Adjustment to decrease in transaction related costs				34,100
Modification of Equity Awards
Business Acquisition [Line Items]
Adjustment to increase (decrease) in share-based compensation				77,100
Amortization Adjustment
Business Acquisition [Line Items]
Adjustment to decrease in amortization of intangible assets				$ (31,900)